Report of Directors Financial Review Risk Report - Loans and advances to customers and banks measured at amortised cost (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	182,089	153,973
Total gross loans and advances
Disclosure of credit risk exposure [line items]
Financial assets	2,486,661	2,350,371
Total gross loans and advances | Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	2,706,154	2,507,370
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(4,593)	(4,618)
Allowance for ECL | Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	$ (11,194)	$ (10,197)